PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES

    Over the past twelve months, we have experienced a number of global events that have had an impact on our domestic bond market. In March 1997, the Federal Reserve Board increased the Federal Funds rate (the rate on overnight loans among banks) to 5.5%. Unemployment had fallen to a twenty year low and certain commodity prices such as oil were inching up to levels not visited for ten years. Then, the first major global event occurred in Southeast Asia when, Thailand devalued its currency. Soon, many other countries began to develop economic crises as foreign capital was taken out of these markets and invested in U.S. securities such as stocks and bonds. The stock markets soared and interest rates on the 30-year U.S. Treasury bond declined from 6.8% to a low of 5.4% over the last year. While the Federal Reserve remained resolute in keeping the Federal Funds rate at 5.5% (with a bias towards tightening), events outside of the United States continued to worsen. Investors turned a nervous eye toward Japan whose economy had been deteriorating for years. Japan's economic problems were exacerbated by the sharp reduction in exports to the now troubled Southeast Asian countries. More recently, Russian economic woes have taken center stage on the list of troubled economies and currencies. Russian officials announced a proposal to swap about 250 billion rubles (or $32 billion) of short-term government debt for bonds with longer maturities. By stretching out maturities and cutting the value of total payments to investors, the Russian government hopes to ease a cash crisis that forced it to seek emergency loans from the International Monetary Fund.

    As all of these events occurred, investors looked to America as a "safe haven" for investments. The equity markets marched higher until mid-summer of 1998. Then, investors began to worry that foreign economic woes would drag down the domestic economy. The major stock markets experienced corrections as investors took funds from stocks and invested in U.S. Treasury securities. The yield curve (the difference between short-term rates such as Treasury bills and long-term rates such as the 30-year Treasury bond) flattened and then inverted, with long-term interest rates lower than short-term rates. The inverted yield curve suggests that the bond market anticipates a cut in the Federal Funds rate as the Federal Reserve's concerns turn from fighting inflation to keeping the domestic economy from sliding into a recession.

    The American National Government Income Fund has provided investors with a consistent dividend and a steadily increasing share price. We continue to monitor domestic and global events that will enable us to meet our shareholders' need for a fairly constant dividend as well as a relatively stable share price. Because of the strong demand for Treasury securities, spreads on all other types of fixed income investments (for example, the difference between the yield on a corporate or agency bond relative to the yield on its respective Treasury) have widened to levels not seen in a decade. We have taken this opportunity to invest some of the Fund's assets in high-quality, non-callable corporate securities with ten-year maturities. Bonds with maturities beyond ten years have had the best price movement as investors are increasingly factoring in a cut in the Federal Funds rate. The intermediate sector has lagged in performance and now stands to be the biggest beneficiary of lower short-term rates. With interest rates at historic low nominal levels, investors will be seeking investments with the highest yields possible without having to sacrifice credit quality. The continued, albeit muted, growth in the U. S. economy should give investors confidence to invest in good quality corporate securities. Given this economic backdrop, we feel confident that the recent transactions in the American National Government Income Fund will buttress our shareholder's long-term investment goals.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN GOVERNMENT INCOME FUND
     SERIES AND LEHMAN BROTHERS GOVERNMENT/MORTGAGE-BACKED SECURITIES INDEX EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                             GOVERNMENT INCOME FUND SERIES
31-Mar-92                                                                $10,000
31-Aug-92                                                                $10,310
31-Aug-93                                                                $11,365
31-Aug-94                                                                $11,091
31-Aug-95                                                                $12,405
31-Aug-96                                                                $12,731
31-Aug-97                                                                $13,924
31-Aug-98                                                                $15,081
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                                             LEHMAN BROTHERS GOVERNMENT/MORTGAGE-BACKED SECURITIES INDEX
31-Mar-92                                                                              $10,000
31-Aug-92                                                                              $10,711
31-Aug-93                                                                              $11,832
31-Aug-94                                                                              $11,670
31-Aug-95                                                                              $12,944
31-Aug-96                                                                              $13,483
31-Aug-97                                                                              $14,798
31-Aug-98                                                                              $16,409
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Government Income Fund Series' performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value and consider the effect of the Fund's 4.50% maximum sales charge. The Fund's operations began March 16, 1992. The Government Income Fund Series' average annual total return was 3.44% for the twelve months ended August 31, 1998, 4.85% for the five years ended August 31, 1998 and 6.56% from inception to August 31, 1998.

PORTFOLIO MANAGER' DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
AMERICAN NATIONAL PRIMARY FUND SERIES

    While yields on Treasury securities with maturities beyond one year have declined an average of 100 basis points (or 1.0%), short-term rates have remained fairly constant. Over the past twelve months, the yield on the 90-day Treasury bill has ranged from 5.2% to 4.8% and the 1-year Treasury bill has declined from 5.4% to 4.9%. A stable, but growing U.S. economy with relatively low inflation has enabled the Federal Reserve to maintain the Federal Funds rate (the rate banks charge each other for over-night loans) at 5.5% since March 1997. While economic concerns in Asia, Russia and Latin America have caused investors to seek the safety of Treasury securities, these investments have benefited only those securities with maturities beyond one year. This phenomenon is due in large part to a conservative Federal Reserve policy that continues its fight against possible inflation by keeping short-term interest rates high. Concerns about a possible rise in inflation as a result of a robust domestic economy rather than concerns about economies outside the U.S. borders have driven the Federal Reserve's policy over the past twelve months.

    The American National Primary Fund Series maintains a strategy of utilizing short-term commercial paper. We continue to monitor domestic and international economic and political developments in determining our investment strategy. However, we continue our policy of managing a conservative fund.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PRIMARY FUND SERIES AND LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            PRIMARY SERIES-COMPRISED OF     LEHMAN GOVERNMENT/CORPORATE
                                                               COMMERCIAL PAPER WITH        INDEX-COMPRISED OF CORPORATE
                                                                MATURITIES UNDER 60         NOTES AND BONDS AND AGENCIES
                                                              DAYS AND AGENCIES WITH           WITH ONE TO THREE YEAR
                                                              MATURITIES OF LESS THAN               MATURITIES.
                                                             ONE YEAR TO THREE YEARS.
31-Mar-92                                                             $10,000                           $10,000
31-Aug-92                                                             $10,150                           $10,495
31-Aug-93                                                             $10,413                           $11,094
31-Aug-94                                                             $10,716                           $11,292
31-Aug-95                                                             $11,252                           $12,140
31-Aug-96                                                             $11,822                           $12,781
31-Aug-97                                                             $12,410                           $13,688
31-Aug-98                                                             $13,050                           $14,681
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Primary Fund Series' performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. The Fund's operations began March 16, 1992. The Primary Fund Series' average annual total return, which reflects reinvestment of all dividends and capital gain distributions, as well as changes in net asset value, was 5.15% for the 12 months ended August 31, 1998, 4.62% for the five years ended August 31, 1998 and 4.20% from inception to August 31, 1998.

PORTFOLIO MANAGER' DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
AMERICAN NATIONAL TAX FREE FUND SERIES

    Municipal bond yields have declined over the past twelve months, providing investors with a total return of 8.65% as measured by the Lehman Brothers Municipal Bond Index, and the American National Tax Free Series kept pace with the municipal market's rate of return. Most investors, however, sought the higher taxable yields and greater relative safety of the U.S. Treasury market. In fact, while the yield on the 30-year U.S. Treasury Bond fell by 1.2% (from 6.6% to 5.4%), yields on 30-year AAA-rated municipal bonds only declined .4%, from 5.3% to 4.9%.

    Over the course of the past year, we continued in our strategy of remaining fully invested in the American National Tax Free Series portfolio in order to maximize tax free income for our shareholders. We also continued to extend the weighted average maturity and duration while picking up yield. The municipal yield curve remains upward sloping with yields on municipal securities maturing in one year yielding only 3.4% and 30-year bonds yielding 4.8%. Investors, therefore, gain 1.4% of yield by extending maturities. This compares favorably to the "flat" yield curve of the U.S. Treasury market where one-year securities yield 4.9% and 30-year bonds yield 5.3%, a meager difference of .4%. Yields on long-term municipal bonds are currently 92% of comparable Treasury securities compared to 80% of comparable Treasury securities in August 1997.

    We are currently concentrating investments in high quality, general obligation and essential service bonds. On a risk/return basis, these issues are providing investors with the greatest value. Investments with lower credit ratings or those outside of these sectors are not providing investors with commensurate additional yield to compensate for the additional risk.

    We continue to carefully monitor global economic and political events. Economic or political turmoil affects interest rates. Municipal securities have not benefited as extensively as U.S. Treasury securities, but long-term securities have had a nice gain over the last twelve months as interest rates have declined. A possible easing of the Federal Funds rate (the rate charged for borrowing between banks) by the Federal Reserve as well as a decline in borrowing needs by municipalities bodes well for the tax free market. Therefore, we feel confident that with the continued fine tuning we are doing to the American National Tax Free Series portfolio, we are well positioned to meet our shareholders' long-term investment needs of consistent, tax-free income provided from a portfolio of high quality securities.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            TAX FREE FUND SERIES AND LEHMAN BROTHERS MUNICIPAL INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            TAX FREE FUND SERIES    LEHMAN BROTHERS MUNICIPAL INDEX
9-Sep-93                                                            $10,000                       $10,000
31-Aug-94                                                            $9,411                        $9,957
31-Aug-95                                                           $10,272                       $10,840
31-Aug-96                                                           $10,805                       $11,408
31-Aug-97                                                           $11,735                       $12,464
31-Aug-98                                                           $12,742                       $13,542
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Tax Free Fund Series' performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value and consider the effect of the Fund's 4.50% maximum sales charge. The Fund's operations began September 9, 1993. The Tax Free Fund Series' average annual total return was 3.69% for the twelve months ended August 31, 1998 and 4.99% from inception to August 31, 1998.

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES

                                                                    INTEREST/
                                                                     STATED
COMMERCIAL PAPER                                    MATURITY DATE   RATE (%)     FACE AMOUNT        VALUE
ELECTRIC POWER--1.38%
Commonwealth Edison Company                              09/04/98    5.75       $     140,000   $     139,933
Indiana Michigan Power Company                           09/02/98    5.82             192,000         191,969
                                                                                                -------------
                                                                                                      331,902
UTILITY-ELECTRIC--0.94%
Illinois Power Company                                   09/03/98    5.67             226,000         225,929
                                                                                                -------------
                                                                TOTAL COMMERCIAL PAPER--2.32%
                                                                              (Cost $557,831)         557,831

CORPORATE BONDS
AUTO & TRUCKS MANUFACTURERS--4.20%
General Motors Corporation                               05/01/08    6.375          1,000,000       1,006,261

BANKS--4.20%
Chase Manhattan Corporation                              02/15/08    6.375          1,000,000       1,006,190

FINANCIAL SERVICES--13.43%
Bear Stearns Companies, Incorporated                     03/30/03    6.20             175,000         177,530
CNA Financial Corporation                                01/15/08    6.45           1,000,000         992,119
Household Finance Corporation                            06/17/08    6.40           1,000,000       1,006,383
Morgan Stanley, Dean Witter & Discover                   03/01/07    6.875          1,000,000       1,044,059
                                                                                                -------------
                                                                                                    3,220,091
MEDICAL SERVICES--4.37%
Aetna Services, Incorporated                             08/15/36    6.97           1,000,000       1,048,404
                                                                                                -------------
                                                                TOTAL CORPORATE BONDS--26.20%
                                                                            (Cost $6,273,766)       6,280,946

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES, CONTINUED

                                                                    INTEREST/
U.S. GOVERNMENT AGENCY AND                                           STATED
U.S. GOVERNMENT SECURITIES                          MATURITY DATE   RATE (%)     FACE AMOUNT        VALUE
U.S. GOVERNMENT AGENCY SECURITIES--68.73%
Federal Home Loan Bank                                   08/05/04    7.38       $   1,000,000   $   1,099,001
Federal Home Loan Bank                                   08/19/04    7.57           1,000,000       1,109,176
Federal Home Loan Bank                                   10/25/05    6.23             150,000         155,787
Federal Home Loan Mortgage Corporation                   07/27/04    7.81           1,000,000       1,021,225
Federal Home Loan Mortgage Corporation                   08/01/05    6.75             165,000         176,255
Federal Home Loan Mortgage Corporation                   09/15/06    7.00             277,628         282,646
Federal Home Loan Mortgage Corporation                   11/15/06    7.00           1,500,000       1,538,632
Federal Home Loan Mortgage Corporation                   03/15/07    7.00           1,000,000       1,032,067
Federal Home Loan Mortgage Corporation                   09/15/07    7.00           1,000,000       1,040,343
Federal Home Loan Mortgage Corporation                   08/15/08    7.00           1,600,000       1,647,437
Federal National Mortgage Association                    02/11/02    7.50           1,585,000       1,692,350
Federal National Mortgage Association                    04/22/02    7.55             200,000         214,456
Federal National Mortgage Association                    09/12/05    6.55             100,000         105,678
Federal National Mortgage Association                    06/07/06    7.85           1,000,000       1,004,699
Federal National Mortgage Association                    02/02/07    7.50           1,500,000       1,533,713
Federal National Mortgage Association                    02/07/07    7.49             250,000         256,144
Federal National Mortgage Association                    04/10/07    7.70             300,000         309,479
Federal National Mortgage Association                    07/25/07    7.00           1,000,000       1,032,069
Federal National Mortgage Association                    11/18/15    6.35             909,311         920,175
Tennessee Valley Authority                               12/15/17    6.25             300,000         310,947
                                                                                                -------------
                                                                                                   16,482,279
U.S. GOVERNMENT SECURITIES--2.79%
U.S. Treasury Bonds                                      02/15/26    6.00             500,000         540,313
U.S. Treasury Bonds                                      08/15/28    5.50             125,000         128,750
                                                                                                -------------
                                                                                                      669,063
                                                                                                -------------
                          TOTAL U.S. GOVERNMENT AGENCY and U.S. GOVERNMENT SECURITIES--71.52%
                                                                           (Cost $16,317,915)      17,151,342
                                                                                                -------------
                                                                   TOTAL INVESTMENTS--100.04%
                                                                           (Cost $23,149,512)      23,990,119
                                               LIABILITIES IN EXCESS OF OTHER ASSETS--(0.04%)          (8,584)
                                                                                                -------------
                                                                    TOTAL NET ASSETS--100.00%   $  23,981,535
                                                                                                -------------
                                                                                                -------------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
PRIMARY FUND SERIES

                                                                    INTEREST/
                                                                     STATED
COMMERCIAL PAPER                                    MATURITY DATE   RATE (%)     FACE AMOUNT        VALUE
AEROSPACE--3.13%
Lockheed Martin Corporation                              09/28/98       5.68    $   1,086,000   $   1,081,373

APPAREL--4.92%
Levi Strauss & Company                                   09/09/98       5.72        1,705,000       1,702,819

AUTO PARTS MANUFACTURES--6.88%
Echlin, Incorporated                                     09/24/98       5.72        1,386,000       1,380,929
ITT Industries                                           09/18/98       5.70        1,000,000         997,302
                                                                                                -------------
                                                                                                    2,378,231
CHEMICALS--7.48%
Engelhard Corporation                                    09/10/98       5.64        1,549,000       1,546,807
Hercules Incorporated                                    09/01/98       5.71        1,041,000       1,041,000
                                                                                                -------------
                                                                                                    2,587,807
CONTAINERS--4.15%
Crown Cork & Seal Company, Incorporated                  09/15/98       5.70        1,437,000       1,433,801

DIVERSIFIED--3.02%
Textron, Incorporated                                    09/08/98       5.70        1,047,000       1,045,834

FINANCIAL SERVICES--6.57%
Edison Funding Company                                   09/16/98       5.69        1,186,000       1,183,177
MCN Investment Corporation                               09/14/98       5.78        1,091,000       1,088,716
                                                                                                -------------
                                                                                                    2,271,893
FOODS--4.71%
ConAgra, Incorporated                                    09/25/98       5.65        1,636,000       1,629,832

FURNITURE/APPLIANCES--4.73%
Maytag Corporation                                       09/21/98       5.68        1,640,000       1,634,808

MEDICAL SERVICES--1.96%
Humana, Incorporated                                     10/06/98       5.70          682,000         678,218

NATURAL GAS TRANSMISSION--6.26%
Enron Corporation                                        09/03/98       5.62        1,130,000       1,129,645
Sonat Incorporated                                       09/22/98       5.68        1,036,000       1,032,559
                                                                                                -------------
                                                                                                    2,162,204
OIL DOMESTIC--7.63%
Occidental Petroleum Corporation                         10/02/98       5.71        1,622,000       1,614,008
Ultramar Diamond Shamrock                                09/11/98       5.68        1,026,000       1,024,376
                                                                                                -------------
                                                                                                    2,638,384
PAPER/FOREST PRODUCTS--4.15%
Potlatch Corporation                                     09/23/98       5.70        1,439,000       1,433,978

RAILROADS--2.94%
CSX Corporation                                          09/18/98       5.65        1,020,000       1,017,273

RETAIL-SPECIALTY--3.92%
Tandy Corporation                                        09/29/98       5.67        1,361,000       1,354,980

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
PRIMARY FUND SERIES, CONTINUED

                                                                    INTEREST/
                                                                     STATED
COMMERCIAL PAPER                                    MATURITY DATE   RATE (%)     FACE AMOUNT        VALUE
UTILITY-ELECTRIC HOLDING--12.12%
Central & South West Corporation                         10/06/98       5.71    $     946,000   $     940,742
Cinergy Corporation                                      10/05/98       5.71        1,694,000       1,684,849
Hawaiian Electric Industries Incorporated                09/04/98       5.70        1,565,000       1,564,253
                                                                                                -------------
                                                                                                    4,189,844
UTILITY-ELECTRIC/MISCELLANEOUS--15.47%
Entech Incorporated                                      09/17/98       5.72        1,347,000       1,343,565
Hawaiian Electric Company                                09/02/98       5.70        1,393,000       1,392,778
Illinois Power Fuel Company                              10/07/98       5.72        1,027,000       1,021,121
Texas Utilities Electric Company                         10/01/98       5.72        1,600,000       1,592,358
                                                                                                -------------
                                                                                                    5,349,822
                                                                                                -------------
                                                                   TOTAL INVESTMENTS--100.04%
                                                                           (Cost $34,591,101)      34,591,101
                                               LIABILITIES IN EXCESS OF OTHER ASSETS--(0.04%)         (14,219)
                                                                                                -------------
                                                                    TOTAL NET ASSETS--100.00%   $  34,576,882
                                                                                                -------------
                                                                                                -------------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
TAX FREE FUND SERIES

                                                                            FACE
MUNICIPAL BONDS                                               RATING(a)    AMOUNT      VALUE
CALIFORNIA--5.21%
California State General Obligation Bonds Unlimited, 5.250%,
 06/01/11                                                     A1/A+       $ 100,000  $  105,697
Sacramento, California Municipal Utility District Electric
 Revenue Bonds, Series I, 5.750%, 01/01/15                    Aaa/AAA       200,000     213,992
San Francisco, California City and County Sewer Revenue
 Refunding Bonds, 5.375%, 10/01/16                            Aaa/AAA       250,000     256,700
                                                                                     ----------
                                                                                        576,389
                                                                                     ----------
FLORIDA--8.82%
Dade County, Florida Water & Sewer System Revenue Bonds,
 5.375%, 10/01/16                                             Aaa/AAA       400,000     421,332
Orlando, Florida Utilities Commonwealth Water & Electric
 Revenue Bonds, 5.125%, 10/01/19                              Aa1/AA        400,000     400,956
State of Florida- State Board of Education, Public Education
 Capital Outlay Bonds, 1992 Series E, 5.750%, 06/01/19        Aa2/AA+       145,000     153,107
                                                                                     ----------
                                                                                        975,395
                                                                                     ----------
GEORGIA--1.67%
Municipal Electric Authority of Georgia-Power Revenue Bonds,
 Series AA, 5.400%, 01/01/07                                  A3/A          175,000     184,571
                                                                                     ----------

ILLINOIS--9.45%
Chicago, Illinois-General Obligation Bonds Unlimited,
 5.125%, 01/01/25                                             Aaa/AAA       100,000     100,325
Illinois Health Facilities Authority-Revenue Bonds, Series
 A, (Northwestern Memorial Hospital), 6.000%, 08/15/24        Aa2/AA        100,000     107,820
Illinois Health Facilities Authority-Revenue Bonds, Series
 1994A, (Northwestern Memorial Hospital), 6.100%, 08/15/14    Aa2/AA        200,000     219,398
Illinois State Toll Highway Authority-Highway Priority
 Revenue Bonds, Series A-FGIC, 5.750%, 01/01/17               Aaa/AAA       175,000     183,197
Regional Transportation Authority of Illinois Revenue Bonds,
 Refunding MBIA, 5.500%, 06/01/18                             Aaa/AAA       200,000     208,730
State of Illinois- Build Illinois Bonds, Sales Tax Revenue
 Bonds, Series V, 6.375%, 06/15/17                            Aa2/AAA       200,000     225,170
                                                                                     ----------
                                                                                      1,044,640
                                                                                     ----------
LOUISIANA--3.58%
Louisiana Public Facilities Authority Hospital Revenue
 Bonds, Series C, 5.00%, 07/01/19                             Aaa/AAA       400,000     395,888
                                                                                     ----------

MASSACHUSETTS--4.25%
Massachusetts State Water Revenues Authority, General
 Purpose - Series A, 5.500%, 11/01/21                         Aaa/AAA       450,000     470,066
                                                                                     ----------

NEW MEXICO--0.95%
Central Consolidated School District No. 22 San Juan County,
 New Mexico General Obligation School Building Bonds,
 5.300%, 08/15/09                                             Aaa/AAA       100,000     105,181
                                                                                     ----------

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

                                                                            FACE
MUNICIPAL BONDS                                               RATING(a)    AMOUNT      VALUE
NEW YORK--5.92%
New York City, New York-General Obligation Bonds Unlimited,
 Series J, 5.000%, 08/01/18                                   A3/A-       $ 200,000  $  196,772
New York City, New York- General Obligation Bonds Unlimited,
 Series J, 5.000%, 02/15/07                                   Aaa/AAA       100,000     104,844
Triborough Bridge & Tunnel Authority, New York, Revenue
 Bonds, General Purpose -Series B, 5.200%, 01/01/27           Aa3/A+        350,000     352,478
                                                                                     ----------
                                                                                        654,094
                                                                                     ----------
NORTH CAROLINA--1.96%
City of Charlotte, North Carolina-General Obligation Public
 Improvement Bonds, Series 1994, 5.700%, 02/01/08             Aaa/AAA       100,000     109,919
North Carolina Eastern Municipal Power Agency- Power System
 Revenue Bonds, Refunding Series 1993 B, 6.250%, 01/01/12     Baa1/BBB      100,000     106,302
                                                                                     ----------
                                                                                        216,221
                                                                                     ----------
OHIO--3.87%
Franklin County, Ohio- General Obligation Bonds Limited,
 5.100%, 12/01/08                                             Aaa/AAA       300,000     321,450
Franklin County, Ohio- General Obligation Bonds Limited,
 5.300%, 12/01/11                                             Aaa/AAA       100,000     106,709
                                                                                     ----------
                                                                                        428,159
                                                                                     ----------
OKLAHOMA--1.18%
Oklahoma Housing Finance Agency-Single Family Mortgage
 Revenue Bonds (Homeownership Loan Program), 1994 Series
 A-1, 6.250%, 09/01/07 (b)                                    Aaa/NR        125,000     130,427
                                                                                     ----------

OREGON--2.03%
City of Portland, Oregon- Sewer System Revenue Bonds, 1994
 Series A, 6.250%, 06/01/15                                   A1/A+         200,000     224,598
                                                                                     ----------

PENNSYLVANIA--0.95%
Pennsylvania State General Obligation Bonds Unlimited,
 Refunding & Projects-First Series, 5.000%, 04/15/06          Aa3/AA-       100,000     104,648
                                                                                     ----------

PUERTO RICO--2.21%
Commonwealth of Puerto Rico- Public Improvement Refunding
 Bonds, Series 1992A, General Obligation Bonds, 6.000%,
 07/01/14                                                     Baa1/A        100,000     106,996
Puerto Rico Electric Power Authority-Power Revenue Bonds,
 Series R, 6.250%, 07/01/17                                   Baa1/BBB+     125,000     137,162
                                                                                     ----------
                                                                                        244,158
                                                                                     ----------
RHODE ISLAND--0.96%
Rhode Island Housing & Mortgage Financial Corporation,
 Homeownership Opportunity, Series 20-A, 6.150%, 04/01/17     Aa2/AA+       100,000     106,711
                                                                                     ----------

TENNESSEE--1.87%
Tennessee Housing Development Agency-Mortgage Finance
 Program Bonds, 1994 Series B, 6.200%, 01/01/09 (b)           A1/A+         200,000     206,764
                                                                                     ----------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

                                                                            FACE
MUNICIPAL BONDS                                               RATING(a)    AMOUNT      VALUE
TEXAS--25.07%
Baytown, Texas- Water and Sewer Revenue Bonds, 5.950%,
 02/01/14                                                     Aaa/AAA     $ 100,000  $  108,405
Board of Regents of The University of Texas System- Permanent
 University Fund, Refunding Bonds Series 1992A, 6.250%,
 07/01/13                                                     Aaa/AAA       200,000     214,876
City of Austin, Texas-Combined Utility Systems Revenue
 Refunding Bonds, Series 1994, 6.25%, 05/15/16                Aaa/AAA       100,000     111,412
City of Dallas, Texas-Waterworks and Sewer System Revenue
 Bonds, Series 1994, 5.600%, 04/01/07                         Aa2/AA        100,000     104,511
Collin County, Texas- Community College District,
 Consolidated Fund, Revenue Bonds, 5.250%, 02/01/15           Aaa/AAA       400,000     414,288
Dallas-Fort Worth International Airport-Dallas-Fort Worth
 Regional Airport, Joint Revenue Refunding Bonds, Series
 1994A, 6.000%, 11/01/10                                      Aaa/AAA       100,000     109,116
Denton, Texas- General Obligation Bonds Limited, 5.500%,
 02/15/08                                                     Aaa/AAA       130,000     139,858
Denton, Texas- General Obligation Bonds Limited, 5.600%,
 02/15/09                                                     Aaa/AAA       120,000     129,224
Flower Mound, Texas- Refunding and Improvement, General
 Obligation Unlimited, 5.500%, 03/01/17                       Aaa/NR        200,000     209,820
Galveston Independent School District-Unlimited Tax
 Schoolhouse Bonds, Series 1994, 5.200%, 02/01/07             Aaa/AAA       100,000     104,451
Harris County, Texas- Tax and Revenue Certificates of
 Obligation, Series 1994, 6.100%, 10/01/12                    Aa2/AA        135,000     149,861
Harris County, Texas- Tax and Revenue Certificates of
 Obligation, Series 1994, 6.100%, 10/01/13                    Aa2/AA        125,000     138,760
Laredo, Texas- General Obligation Bonds Unlimited, 5.250%,
 02/15/11                                                     Aaa/AAA       100,000     104,446
Mission Texas Consolidated Independent School
 District-General Obligation Bonds Unlimited, 4.500%,
 02/15/18                                                     Aaa/AAA       200,000     188,360
Tarrant County Health Facilities Development Corporation-
 Health System Revenue Bonds, (Harris Methodist Health
 System), Series 1994, 6.000%, 09/01/14 (c)                   Aaa/AAA       200,000     226,294
Texas Turnpike Authority- Dallas North Tollway System
 Revenue Bonds, Series 1995 (President George Bush
 Turnpike), 5.400%, 01/01/15                                  Aaa/AAA       100,000     104,909
West University Place, Texas- General Obligation Bonds
 Limited, Permanent Improvement, 5.650%, 02/01/14             Aaa/AAA       100,000     106,453
Weslaco, Texas Independent School District General
 Obligation Bonds, 5.650%, 02/15/13                           Aaa/NR        100,000     106,796
                                                                                     ----------
                                                                                      2,771,840
                                                                                     ----------
UTAH--1.40%
Utah Housing Finance Agency- Single Family Mortgage Bonds,
 1995 Issue A, (Federally Insured or Guaranteed Mortgage
 Loans), 7.150%, 07/01/12 (b)                                 Aa2/AA         55,000      59,314
Utah State Housing Financial Agency-Single Family Mortgage
 Bonds, Series F1, 6.000%, 07/01/13                           Aa2/NR         90,000      95,122
                                                                                     ----------
                                                                                        154,436
                                                                                     ----------
VIRGINIA--0.97%
Virginia State Housing Development Authority Commonwealth
 Mortgage Bonds, Series A, Subseries A-4, 6.300%, 07/01/15
 (b)                                                          Aaa/AAA       100,000     107,737
                                                                                     ----------

SCHEDULE OF INVESTMENTS  August 31, 1998
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

                                                                            FACE
MUNICIPAL BONDS                                               RATING(a)    AMOUNT      VALUE
WASHINGTON--9.66%
City of Richland, Washington- Water and Sewer Improvement
 Revenue Bonds, 1993, 5.550%, 04/01/07                        Aaa/AAA     $ 300,000  $  318,036
King County, Washington- Department of Metropolitan
 Services, Limited Tax General Obligation Bonds, 1994 Series
 A, 5.800%, 01/01/08                                          Aa1/AA+       200,000     217,338
King County, Washington- Limited Tax General Obligation and
 Refunding Bonds, 1993 Series A, 6.000%, 12/01/10             Aa1/AA+       100,000     109,121
Municipality of Metropolitan Seattle Sewer Refunding Revenue
 Bonds, Series X, 5.400%, 01/01/15                            Aaa/AAA       100,000     103,446
Port of Seattle, Washington-General Obligation Bonds,
 5.750%, 05/01/14 (b)                                         Aa1/AA+       100,000     105,960
State of Washington- General Obligation Bonds, Series 1994B,
 5.750%, 05/01/09                                             Aa1/AA+       100,000     107,477
State of Washington- General Obligation Bonds, Series 1994B,
 6.000%, 09/01/16                                             Aa1/AA+       100,000     107,214
                                                                                     ----------
                                                                                      1,068,592
                                                                                     ----------
WISCONSIN--2.91%
City of Green Bay- General Obligation Refunding Bonds,
 Series 1994B, 5.900%, 04/01/09                               Aa2/AA        200,000     215,068
State of Wisconsin- General Obligation Bonds Unlimited,
 Series C, 5.400%, 05/01/09                                   Aa2/AA        100,000     107,224
                                                                                     ----------
                                                                                        322,292
                                                                                     ----------
                                                      TOTAL MUNICIPAL BONDS--94.89%
                                                                  (Cost $9,790,032)  10,492,807
                                                                                     ----------
GOVERNMENT AGENCIES
Federal Home Loan Mortgage Company, 5.48%, 09/09/98                         160,000     159,805
Federal Home Loan Mortgage Company, 5.48%, 09/10/98                         125,000     124,828
                                                                                     ----------
                                                   TOTAL GOVERNMENT AGENCIES--2.58%
                                                                    (Cost $284,633)     284,633
                                                                                     ----------
COMMERCIAL PAPER

FINANCIAL SERVICES--
Pennsylvania Power & Light Energy Trust                                     249,000     248,961
                                                                                     ----------
                                                      TOTAL COMMERCIAL PAPER--2.25%
                                                                    (Cost $248,961)     248,961
                                                                                     ----------
                                                          TOTAL INVESTMENTS--99.72%
                                                                 (Cost $10,323,626)  11,026,401
                                                                                     ----------
                                       ASSETS IN EXCESS OF OTHER LIABILITIES--0.28%      31,263
                                                                                     ----------
                                                          TOTAL NET ASSETS--100.00%  $11,057,664
                                                                                     ----------
                                                                                     ----------

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

(b)  Security subject to the alternative minimum tax.

(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  August 31, 1998
--------------------------------------------------------------------------------

                                                                                   GOVERNMENT        PRIMARY        TAX FREE
                                                                                   INCOME FUND        FUND            FUND
                                                                                     SERIES          SERIES          SERIES
ASSETS
Investment in securities, at value                                                $  23,990,119   $  34,591,101   $  11,026,401
Cash                                                                                         --         524,507              --
Prepaid expenses                                                                          6,861           8,722           5,524
Receivable for:
  Capital stock sold                                                                      3,460         105,369           3,552
  Interest                                                                              207,758              --         141,218
  Expense reimbursement                                                                      --           5,603           4,537
Other assets                                                                              2,782           2,782           3,212
                                                                                  -------------   -------------   -------------
                                                                    TOTAL ASSETS     24,210,980      35,238,084      11,184,444
                                                                                  -------------   -------------   -------------
LIABILITIES
Distribution payable                                                                      4,857           2,683           1,072
Capital stock reacquired                                                                 11,616         631,909              --
Investment securities purchased                                                         181,023              --         100,502
Accrued:
  Investment advisory fee                                                                10,187          13,989           4,537
  Service fee                                                                             5,094           6,994           2,269
Other liabilities                                                                        16,668           5,627          18,400
                                                                                  -------------   -------------   -------------
                                                               TOTAL LIABILITIES        229,445         661,202         126,780
                                                                                  -------------   -------------   -------------
                                                                      NET ASSETS  $  23,981,535   $  34,576,882   $  11,057,664
                                                                                  -------------   -------------   -------------
                                                                                  -------------   -------------   -------------
Shares of capital stock outstanding, (6,000,000,000 shares
 authorized, $.01 par value per share)                                                2,262,725      34,582,655       1,038,994
                                                                                  -------------   -------------   -------------
                                                                                  -------------   -------------   -------------
Net asset value                                                                   $       10.60   $        1.00   $       10.64
                                                                                  -------------   -------------   -------------
                                                                                  -------------   -------------   -------------
Offering price per share:
  (Net asset value / 95.5%)                                                       $       11.10                   $       11.14
                                                                                  -------------                   -------------
                                                                                  -------------                   -------------
Offering price per share                                                                          $        1.00
                                                                                                  -------------
                                                                                                  -------------

STATEMENTS OF OPERATIONS  For Year Ended August 31, 1998
--------------------------------------------------------------------------------

                                                                                   GOVERNMENT        PRIMARY        TAX FREE
                                                                                   INCOME FUND        FUND            FUND
                                                                                     SERIES          SERIES          SERIES
INVESTMENT INCOME
Interest                                                                          $   1,696,829   $   2,049,686   $     571,797
EXPENSES
Investment advisory fees                                                                120,397         174,328          53,102
Service fees                                                                             60,199          87,164          26,551
Professional fees                                                                        12,662          12,662          12,661
Custody and transaction fees                                                             13,906          26,284          10,674
Directors' fees                                                                          13,405          13,305          13,427
Qualification fees                                                                       12,265          19,679          13,381
Shareholder reporting expenses                                                            3,411           3,476             711
Insurance expenses                                                                        2,411           2,820           1,880
Other                                                                                       990           5,519             872
                                                                                  -------------   -------------   -------------
                                                                  TOTAL EXPENSES        239,646         345,237         133,259
                                                        LESS EXPENSES REIMBURSED             --         (63,359)        (53,102)
                                                                                  -------------   -------------   -------------
                                                                    NET EXPENSES        239,646         281,878          80,157
                                                                                  -------------   -------------   -------------
INVESTMENT INCOME--NET                                                                1,457,183       1,767,808         491,640
                                                                                  -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                      103,599              --          28,603
  Change in unrealized appreciation of investments for the period                       340,609              --         363,642
                                                                                  -------------   -------------   -------------
NET GAIN ON INVESTMENTS                                                                 444,208              --         392,245
                                                                                  -------------   -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $   1,901,391   $   1,767,808   $     883,885
                                                                                  -------------   -------------   -------------
                                                                                  -------------   -------------   -------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES

                                                                  YEAR ENDED AUGUST 31,
                                                              -----------------------------
                                                                  1998            1997
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   1,457,183   $   1,462,594
  Net realized gain (loss) on investments                           103,599          (2,446)
  Change in unrealized appreciation (depreciation)                  340,609         562,324
                                                              -------------   -------------
  Net increase in net assets resulting from operations            1,901,391       2,022,472
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (1,500,708)     (1,419,091)
CAPITAL SHARE TRANSACTIONS--NET                                    (102,449)      1,952,455
                                                              -------------   -------------
TOTAL INCREASE                                                      298,234       2,555,836
NET ASSETS
  Beginning of Year                                              23,683,301      21,127,465
                                                              -------------   -------------
  End of Year                                                 $  23,981,535   $  23,683,301
                                                              -------------   -------------
                                                              -------------   -------------

PRIMARY FUND SERIES

                                                                  YEAR ENDED AUGUST 31,
                                                              -----------------------------
                                                                  1998            1997
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   1,767,808   $   1,712,208
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (1,767,808)     (1,712,208)
CAPITAL SHARE TRANSACTIONS--NET                                   1,532,007      (4,420,149)
                                                              -------------   -------------
TOTAL INCREASE (DECREASE)                                         1,532,007      (4,420,149)
NET ASSETS
  Beginning of Year                                              33,044,875      37,465,024
                                                              -------------   -------------
  End of Year                                                 $  34,576,882   $  33,044,875
                                                              -------------   -------------
                                                              -------------   -------------

TAX FREE FUND SERIES

                                                                  YEAR ENDED AUGUST 31,
                                                              -----------------------------
                                                                  1998            1997
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $     491,640   $     499,113
  Net realized gain on investments                                   28,603          12,803
  Change in unrealized appreciation (depreciation)                  363,642         314,617
                                                              -------------   -------------
  Net increase in net assets resulting from operations              883,885         826,533
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                           (499,989)       (492,984)
CAPITAL SHARE TRANSACTIONS--NET                                     (26,401)      1,218,423
                                                              -------------   -------------
TOTAL INCREASE                                                      357,495       1,551,972
NET ASSETS
  Beginning of Year                                              10,700,169       9,148,197
                                                              -------------   -------------
  End of Year                                                 $  11,057,664   $  10,700,169
                                                              -------------   -------------
                                                              -------------   -------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT INCOME FUND SERIES

                                                                        YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------------
                                                 1998            1997            1996            1995            1994
                                              ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Year            $   10.42       $   10.14       $   10.51       $   10.07       $   10.87
Investment income--net                             0.64            0.67            0.65            0.70            0.54
Net realized and unrealized gain (loss) on
 investments                                       0.20            0.26           (0.37)           0.44           (0.79)
                                              ----------      ----------      ----------      ----------      ----------
            Total from Investment Operations       0.84            0.93            0.28            1.14           (0.25)
Less distributions from
  Investment income--net                          (0.66)          (0.65)          (0.65)          (0.70)          (0.55)
                                              ----------      ----------      ----------      ----------      ----------
                         Total Distributions      (0.66)          (0.65)          (0.65)          (0.70)          (0.55)
                                              ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Year                  $   10.60       $   10.42       $   10.14       $   10.51       $   10.07
                                              ----------      ----------      ----------      ----------      ----------
                                              ----------      ----------      ----------      ----------      ----------
                                Total Return       8.31%           9.37%           2.63%          11.85%          (2.41)%
                                              ----------      ----------      ----------      ----------      ----------
                                              ----------      ----------      ----------      ----------      ----------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)       $  23,982       $  23,683       $  21,127       $  20,466       $  19,790
Ratio of expenses to average net assets            1.00%           1.00%(1)        1.00%(1)        0.70%(1)        1.12%
Ratio of net investment income to average
 net assets                                        6.08%           6.46%           6.17%           6.90%           5.11%
Portfolio turnover rate                           32.71%           9.06%          30.17%           2.20%          45.48%

(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20% and 1.06% for the years ended August 31, 1997, 1996 and 1995, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

PRIMARY FUND SERIES

                                                                        YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------------
                                                 1998            1997            1996            1995            1994
                                              ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Year            $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
Investment income--net                             0.05            0.05            0.05            0.05            0.03
                                              ----------      ----------      ----------      ----------      ----------
            Total from Investment Operations       0.05            0.05            0.05            0.05            0.03
Less distributions from
  Investment income--net                          (0.05)          (0.05)          (0.05)          (0.05)          (0.03)
                                              ----------      ----------      ----------      ----------      ----------
                         Total Distributions      (0.05)          (0.05)          (0.05)          (0.05)          (0.03)
                                              ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Year                  $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                              ----------      ----------      ----------      ----------      ----------
                                              ----------      ----------      ----------      ----------      ----------
                                Total Return       5.15%           4.98%           5.07%           5.01%           2.91%
                                              ----------      ----------      ----------      ----------      ----------
                                              ----------      ----------      ----------      ----------      ----------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)       $  34,577       $  33,045       $  37,465       $  20,984       $  15,208
Ratio of expenses to average net assets (1)        0.80%           0.80%           0.81%           0.84%           0.79%
Ratio of net investment income to average
 net assets                                        5.02%           4.86%           4.93%           4.91%           2.88%

TAX FREE FUND SERIES

                                                                                                                PERIOD
                                                                        YEAR ENDED AUGUST 31,                   ENDED
                                                                                                              AUGUST 31,
                                              --------------------------------------------------------------------------
                                                 1998            1997            1996            1995            1994
                                              ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Year            $   10.27       $    9.93       $    9.95       $    9.62       $   10.00
Investment income--net                             0.49            0.51            0.53            0.51            0.24
Net realized and unrealized gain (loss) on
 investments                                       0.37            0.33           (0.02)           0.33           (0.38)
                                              ----------      ----------      ----------      ----------      ----------
            Total from Investment Operations       0.86            0.84            0.51            0.84           (0.14)
Less distributions from
  Investment income--net                          (0.49)          (0.50)          (0.53)          (0.51)          (0.24)
                                              ----------      ----------      ----------      ----------      ----------
                         Total Distributions      (0.49)          (0.50)          (0.53)          (0.51)          (0.24)
                                              ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Year                  $   10.64       $   10.27       $    9.93       $    9.95       $    9.62
                                              ----------      ----------      ----------      ----------      ----------
                                              ----------      ----------      ----------      ----------      ----------
                                Total Return       8.58%           8.61%           5.18%           9.15%          (1.49)%**
                                              ----------      ----------      ----------      ----------      ----------
                                              ----------      ----------      ----------      ----------      ----------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)       $  11,058       $  10,700       $   9,148       $   8,399       $   7,295
Ratio of expenses to average net assets            0.75%(2)        0.54%(2)          --(2)           --(2)         1.11%*
Ratio of net investment income to average
 net assets                                        4.60%           4.97%           5.27%           5.43%           2.50%*
Portfolio turnover rate                           12.77%          22.15%          18.44%          12.63%          16.49%

*   Ratios annualized

**  Returns are not annualized

(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 0.98%, 1.01%, 1.15%, 1.21% and 1.20% for the years ended August 31, 1998, 1997, 1996, 1995 and 1994, respectively.

(2) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.25%, 1.27%, 1.18% and 1.25% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  August 31, 1998
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The SM&R Capital Funds, Inc. (the "Funds") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds are comprised of the American National Government Income Fund Series ("Government Income Fund Series"), American National Primary Fund Series ("Primary Fund Series"), and American National Tax Free Fund Series ("Tax Free Fund Series"). Operations commenced March 16, 1992, for the Government Income Fund Series and Primary Fund Series. The Tax Free Fund Series began operations September 9, 1993.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1997, the funds' tax year-end, the Government Income Fund Series, Primary Fund Series and the Tax Free Fund Series had capital loss carryforwards that will expire in 2004 of approximately $373,000, $6,000 and $45,000, respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

    AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES
    The Government Income Fund Series invest primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

    AMERICAN NATIONAL PRIMARY FUND SERIES
    The Primary Fund Series' objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

    AMERICAN NATIONAL TAX FREE SERIES
    The Tax Free Series' objective is to provide as high a level of income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

EXPENSES:
Operating expenses not directly attributable to a series' shares are prorated among the series based on the relative amount of each series' net assets or shareholders. Organization expenses have been deferred and are being amortized over a five-year period. All organization expenses for the Tax Free Fund Series were paid by Securities Management & Research, Inc.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Securities Management & Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

GOVERNMENT INCOME FUND SERIES
TAX FREE FUND SERIES

                                                                      INVESTMENT
                                                                       ADVISORY
NET ASSETS                                                                FEE
Not exceeding $100,000,000                                               0.50%
Exceeding $100,000,000 but not exceeding $300,000,000                    0.45%
Exceeding $300,000,000                                                   0.40%

PRIMARY FUND SERIES

All average daily net assets                                            0.50%

Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

                                                                        SERVICE
NET ASSETS                                                               FEES
Not exceeding $100,000,000                                               0.25%
Exceeding $100,000,000 but not exceeding $200,000,000                    0.20%
Exceeding $200,000,000 but not exceeding $300,000,000                    0.15%
Exceeding $300,000,000                                                   0.10%

SM&R has agreed to reimburse the Funds for all expenses, other than taxes, interest and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. SM&R has voluntarily agreed to reimburse the Primary Fund Series for expenses in excess of 0.80% per annum of average daily net assets and the Government Income Fund Series for expenses in excess of 1.00% per annum of average daily net assets for the year ended August 31, 1998.

The Tax Free Fund Series has voluntarily agreed to waive investment advisory fees leaving the Tax Free Fund responsible for all other expenses.

For the year ended August 31, 1998, SM&R, as principal underwriter, received as sales charges on sales of shares of capital stock of the Funds as follows:

                                                                       SALES CHARGES
                                                                      RECEIVED BY SM&R
Government Income                                                        $   15,030
Tax Free                                                                 $   15,357

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of August 31, 1998, SM&R and American National had the following ownership in the Funds:

                                               SM&R                       AMERICAN NATIONAL
                                  ------------------------------  ---------------------------------
                                              PERCENT OF SHARES                  PERCENT OF SHARES
                                   SHARES        OUTSTANDING         SHARES         OUTSTANDING
Government Income                   481,769              21%           660,766              29%
Primary                             560,841               2%        15,345,869              44%
Tax Free                            125,404              12%           627,022              60%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                                      PURCHASES       SALES
                                                                     ------------  ------------
Government Income                                                    $  7,618,884  $  7,643,966
Tax Free                                                             $  1,300,728  $  1,375,923

Gross unrealized appreciation and depreciation as of August 31, 1998, were as follows:

                                                                     APPRECIATION  DEPRECIATION
                                                                     ------------  ------------
Government Income                                                        $852,256       $11,649
Tax Free                                                                 $702,775            $0

NOTE 4--CAPITAL STOCK
GOVERNMENT INCOME FUND SERIES

                                                                            YEAR ENDED                        YEAR ENDED
                                                                          AUGUST 31, 1998                   AUGUST 31, 1997
                                                                   -----------------------------     -----------------------------
                                                                      SHARES          AMOUNT            SHARES          AMOUNT
                                                                   -------------   -------------     -------------   -------------
  Sale of capital shares                                                 107,893   $   1,143,207           291,016   $   3,010,920
  Investment income dividends reinvested                                 148,408       1,562,712           127,868       1,322,811
                                                                   -------------   -------------     -------------   -------------
  Subtotals                                                              256,301       2,705,919           418,884       4,333,731
  Redemptions of capital shares                                         (265,757)     (2,808,368)         (229,580)     (2,381,276)
                                                                   -------------   -------------     -------------   -------------
  Net increase (decrease) in capital shares outstanding                   (9,456)  $    (102,449)          189,304   $   1,952,455
                                                                                   -------------                     -------------
                                                                                   -------------                     -------------
  Shares outstanding at beginning of year                              2,272,181                         2,082,877
                                                                   -------------                     -------------
  Shares outstanding at end of year                                    2,262,725                         2,272,181
                                                                   -------------                     -------------
                                                                   -------------                     -------------
  Net assets as of August 31, 1998 are comprised of the
   following:
  Capital (par value and additional paid-in)                                       $  23,410,410
  Accumulated net realized loss on investments                                          (269,482)
  Net unrealized appreciation of investments                                             840,607
                                                                                   -------------
  Net Assets                                                                       $  23,981,535
                                                                                   -------------
                                                                                   -------------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

PRIMARY FUND SERIES

                                                                         YEAR ENDED                        YEAR ENDED
                                                                       AUGUST 31, 1998                   AUGUST 31, 1997
                                                                -----------------------------     -----------------------------
                                                                   SHARES          AMOUNT            SHARES          AMOUNT
                                                                -------------   -------------     -------------   -------------
Sale of capital shares                                             35,251,969   $  35,251,969        37,131,503   $  37,131,503
Investment income dividends reinvested                              1,891,922       1,891,922         1,614,059       1,614,059
                                                                -------------   -------------     -------------   -------------
Subtotals                                                          37,143,891      37,143,891        38,745,562      38,745,562
Redemptions of capital shares                                     (35,611,884)    (35,611,884)      (43,165,711)    (43,165,711)
                                                                -------------   -------------     -------------   -------------
Net increase (decrease) in capital shares outstanding               1,532,007   $   1,532,007        (4,420,149)  $  (4,420,149)
                                                                                -------------                     -------------
                                                                                -------------                     -------------
Shares outstanding at beginning of year                            33,050,648                        37,470,797
                                                                -------------                     -------------
Shares outstanding at end of year                                  34,582,655                        33,050,648
                                                                -------------                     -------------
                                                                -------------                     -------------
Net assets as of August 31, 1998 are comprised of the
  following:
Capital (par value and additional paid-in)                                      $  34,582,637
Accumulated net realized loss on sales of investments                                  (5,755)
                                                                                -------------
Net Assets                                                                      $  34,576,882
                                                                                -------------
                                                                                -------------

TAX FREE FUND SERIES

                                                                         YEAR ENDED                      YEAR ENDED
                                                                       AUGUST 31, 1998                 AUGUST 31, 1997
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -------------   -------------   -------------   -------------
Sale of capital shares                                                 59,089   $     621,304          95,379   $     964,391
Investment income dividends reinvested                                 51,288         536,758          47,765         482,300
                                                                -------------   -------------   -------------   -------------
Subtotals                                                             110,377       1,158,062         143,144       1,446,691
Redemptions of capital shares                                        (113,023)     (1,184,463)        (22,454)       (228,268)
                                                                -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding                  (2,646)  $     (26,401)        120,690   $   1,218,423
                                                                                -------------                   -------------
                                                                                -------------                   -------------
Shares outstanding at beginning of year                             1,041,640                         920,950
                                                                -------------                   -------------
Shares outstanding at end of year                                   1,038,994                       1,041,640
                                                                -------------                   -------------
                                                                -------------                   -------------
Net assets as of August 31, 1998 are comprised of the
  following:
Capital (par value and additional paid-in)                                      $  10,376,327
Accumulated net realized loss on sales of investments                                 (21,438)
Net unrealized appreciation of investments                                            702,775
                                                                                -------------
Net Assets                                                                      $  11,057,664
                                                                                -------------
                                                                                -------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
SM&R Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities of SM&R Capital Funds, Inc. (comprised of Government Income Fund Series, Primary Fund Series, and Tax Free Fund Series), including the schedule of investments as of August 31, 1998, the related statements of operations, the statements of changes in net assets and the financial highlights. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes for the year ended August 31, 1997 and the financial highlights for each of the four years in the period ended August 31, 1997 were audited by other auditors whose report dated October 10, 1997, issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Capital Funds, Inc. as of August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights, in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker, CPA

Philadelphia, Pennsylvania
October 2, 1998

SM&R CAPITAL FUNDS, INC.                 One Moody Plaza, Galveston, Texas 77550
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary
             Vera M. Young, Vice President and Portfolio Manager--
                              Primary Fund Series
             Terry E. Frank, Vice President and Portfolio Manager--
             Government Income Fund Series and Tax Free Fund Series

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                                                        BULK RATE
    Securities Management & Research                   U.S. POSTAGE
    One Moody Plaza                                        PAID
    Galveston, TX 77550                               PERMIT NO. 89
                                                     GALVESTON, TEXAS

--------------------------------------------------------------------------------
                       A  N  N  U  A  L   R  E  P  O  R  T

                                                 [LOGO]

                                             GOVERNMENT
                                             INCOME
                                             FUND

                                             PRIMARY
                                             FUND

                                             TAX FREE
                                             FUND
                                            August 31, 1998

                                                [LOGO]

                                            "These discussions and the financial
                                            statements contained herein are
                                            included for the general information
                                            of our shareholders. This annual
                                            report is not authorized for
                                            distribution to prospective
                                            investors unless preceded or
                                            accompanied by an effective
                                            prospectus."

                                         FORM 9202